Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Expiry Dates and Exercise Prices (Details) - Affinitas GmbH	Dec. 31, 2018 EUR (€) Share	Dec. 31, 2017 EUR (€) Share	Dec. 31, 2016 EUR (€) Share	Dec. 31, 2015 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	0	6,166	5,454	3,507
Not defined (grant in 2013)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0	€ 1	€ 1
Number of options	0	1,170	1,170
September - October 2025, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0	€ 917	€ 917
Number of options	0	825	880
September - October 2025, Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0	€ 1,376	€ 1,376
Number of options	0	825	880
September - October 2025, Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0	€ 1,835	€ 1,835
Number of options	0	550	577
January - July 2026, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0	€ 917	€ 917
Number of options	0	550	550
January - July 2026, Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0	€ 1,091	€ 1,091
Number of options	0	404	487
May 2026, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0	€ 1,376	€ 1,376
Number of options	0	550	550
May 2026, Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0	€ 1,835	€ 1,835
Number of options	0	360	360
January - April 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 0	€ 1,091	€ 0
Number of options	0	932	0